SCHEDULE OF OTHER LEASE INFORMATION (Details)	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Weighted-average remaining lease term - operating leases	4 years 6 months	6 months
Weighted-average discount rate - operating leases	3.625%	2.75%